File No. 33-7339

             SECURITIES AND EXCHANGE COMMISSION
                   Washington D.C.  20549

                          Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
X

     Pre-Effective Amendment No.


     Post-Effective Amendment No.
    18


REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
X

     Amendment No.           19


     SMITH BARNEY PRECIOUS METALS AND MINERALS FUND INC.
      (Exact name of Registrant as Specified in Charter)

       388 Greenwich Street, New York, New York, 10013
    (Address of Principal Executive Offices)  (Zip Code)

     Registrant's Telephone Number, including Area Code
                       (212) 723-9218

                     Christina T. Sydor
                          Secretary

    Smith Barney  Precious Metals and Minerals Fund Inc.
       388 Greenwich Street, New York, New York 10013
           (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:


_____     immediately upon filing pursuant to Rule 485(b)
__X__     on  December 19, 1995 pursuant to Rule 485(b)
____ 60 days after filing pursuant to Rule 485(a)
___  on ____________ 1995 pursuant to Rule 485(a)

____________________________________________________________
________________________

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended.  Registrant's Rule 24f-2
Notice for the
fiscal year ended  October 31, 1994 was filed on December
29, 1994.



     SMITH BARNEY PRECIOUS METALS AND MINERALS FUND INC.

                         FORM  N-1A

                    CROSS REFERENCE SHEET

                   PURSUANT TO RULE 495(a)

Part A Item No.               Prospectus Caption

1. Cover Page                 Cover Page

2. Synopsis                   Prospectus Summary

3. Financial Highlights       Financial Highlights

4. General Description of     Cover Page; Prospectus
Registrant                    Summary; Investment Objective
                              and Management Policies;
                              Additional Information

5. Management of the Fund     Management of the Fund; The
                              Fund's Expenses; Additional
                              Information

6. Capital Stock and Other    Investment Objective and
Securities                    Management Policies;
                              Dividends, Distributions and
                              Taxes; Additional Information

7. Purchase of Securities     Purchase of Shares; Valuation
Being Offered                 of Shares; Redemption of
                              Shares; Exchange Privilege;
                              Distributor; Minimum Account
                              Size; Additional Information

8. Redemption or Repurchase   Redemption of Shares;
                              Purchase of Shares; Exchange
                              Privilege

9. Legal Proceedings          Not Applicable


Part B Item No.               Statement of Additional
                              Information Caption

10.  Cover Page               Cover Page

11.  Table of Contents        Contents

12.  General Information and  Distributor; Additional
History                       Information

13.  Investment Objectives    Investment Objective and
and Policies                  Management Policies

14.  Management of the Fund   Management of the Fund;
                              Distributor

15.  Control Persons and      Management of the Fund
Principal Holders of
Securities

16.  Investment Advisory and  Management of the Fund;
Other Services                Distributor

17.  Brokerage Allocation     Investment Objective and
                              Management Policies;
                              Distributor

18.  Capital Stock and other  Purchase of Shares;
Securities                    Redemption of Shares; Taxes

19.  Purchase, Redemption and Purchase of Shares;
Pricing of Securities Being   Redemption of Shares;
Offered                       Valuation of Shares; Exchange
                              Privilege; Distributor

20.  Tax Status               Taxes

21.  Underwriters             Distributor

22.  Calculation of           Performance Data
Performance Data

23.  Financial Statement      Financial Statements



     SMITH BARNEY PRECIOUS METALS AND MINERALS FUND INC.

                           PART A

     The prospectus is incorporated by reference to Post-Effective Amendment No. 17 on the Registration Statement as filed with the Securities and Exchange Commission on October 6, 1995 under Accession #91155-95-385 ("Post-Effective Amendment No. 17").

     SMITH BARNEY PRECIOUS METALS AND MINERALS FUND INC

                           PART B

     The statement of additional information is incorporated by reference to Post-Effective Amendment No. 17.

     SMITH BARNEY PRECIOUS METAL AND MINERALS FUND INC.

                           PART C

                      OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

(a)  Financial Statements

          Included in Part A:

               Financial Highlights

          Included in Part B:

               The Registrant's Annual Report for the fiscal
year ended October 31, 1994                  and the Report
of Independent Accountants dated December 29, 1994 are incorporated by reference to the Rule 30(b)2-1 filed on
January 3, 1995 as                 Accession #53798-95-
000003.

          Included in Part C:

                 Consent of Independent Accountants are
incorporated by reference to Post-                Effective
Amendment No. 17.

(b)  Exhibits

     All references are to the Registrant's registration statement on Form
     N-1A (the "Registration Statement") as filed with the Securities and
     Exchange Commission on July 18, 1986.  File Nos. 33-
7339 and 811-4757.

(1)(a) Registrant's Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement
     filed on October 27,1993 ("Post-Effective Amendment No.
12").

    (b)   Articles of Amendment dated October 30, 1986 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (c)   Articles of Amendment dated November 17, 1989 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (d)   Articles Supplementary dated November 5, 1992 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.


    (e)   Articles of Amendment dated November 19, 1992 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.


     (f)  Articles of Amendment dated July 30, 1993 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (g)   Articles of Amendment dated October 14, 1994 and
November 7, 1994,
     respectively and Articles Supplementary dated November
7, 1994 are
     incorporated by reference to Post-Effective Amendment
No. 15 ("Post-
     Effective Amendment No. 15").

(2)(a) Registrant's By-Laws are incorporated by reference to the
     Registration Statement.

    (b) Amendment to Registrant's By-Laws is incorporated by reference to Post-Effective Amendment No. 4 to the Registration
Statement filed on
     January 3, 1989 ("Post-Effective Amendment No. 4.").

(3)  Not Applicable.

(4)  Not Applicable.

(5)(a) Investment Advisory Agreement dated June 20, 1994 between the
     Registrant and Smith Barney Strategy Inc. is incorporated by reference to Post-Effective Amendment No. 15.

    (b)   Sub-Investment Advisory Agreement dated June 20,
1994 between
     the Registrant and Lehman Brothers Global Asset
Management
     Limited is incorporated by reference to Post-Effective
Amendment
     No. 15.

(6)(a)    Distribution Agreement between the Registrant and
Smith Barney
     Shearson Inc. is incorporated by reference to Post-
Effective Amendment No.
     12.

(7)  Not Applicable.

(8)  Form of Custodian Agreement between the Registrant and
Morgan
     Guaranty Trust Company of New York is incorporated by
reference to Post-Effective Amendment   No. 17.

(9)(a) Administration Agreement dated April 20, 1994 between the Registrant and Smith, Barney Advisers, Inc. ("SBA") is incorporated by reference to Post-Effective Amendment No. 15.

    (b) Transfer Agency Agreement dated August 2, 1993 between the
     Registrant and The Shareholder Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 14.

 (10)     Not Applicable.

(11) Consent of Independent Accountants is incorporated by reference to
     Post-Effective Amendment No. 16 to the Registration
Statement filed on
     February 28, 1995.

(12) Not Applicable.

(13) Not Applicable.

(14) Not Applicable.

(15) Amended Service and Distribution Plan pursuant to Rule
12b-1 between
     the Registrant and Smith Barney Inc. is incorporated by reference to
     Post-Effective Amendment No. 15.

(16) Performance Data is incorporated by reference to Post-
Effective
     Amendment No. 4.




Item 25.  Persons Controlled by or Under Common Control with
Registrant

       None.

Item 26.  Number of Holders of Securities

          (1)                      (2)
                              Number of Record
     Title of Class      Holders by Class as of October 6,
1995

     Common Stock                  Class A- 7067
     par value $.001 per           Class B- 4161
     share                         Class C- 29

Item 27.  Indemnification

     The response to this item is incorporated by reference to Post-
     Effective Amendment No. 1.

Item 28(a).    Business and Other Connections of Investment
Adviser

Investment Adviser - - Smith Barney Strategy Advisers Inc.

Smith Barney Strategy Advisers Inc. ("Strategy Advisers") was incorporated on October 22, 1986 under the laws of the State of Delaware. On June 1,
1994, Strategy Advisers changed its name from Smith Barney
Strategy
Advisers Inc. to its current name. Strategy Advisers is a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc. ("SBMFM"), which was incorporated under the laws of the state of Delaware in 1968. SBA is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as
Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly know as Primerica Corporation)
("Travelers"). Strategy Advisers is registered as an investment adviser under the Investment Adviser Act of 1940 (the "Advisers Act"). Strategy
Advisers is also registered with the Commodity Futures
Trading Commission
(the "CFTC") as a commodity pool operator under the Commodity Exchange Act
(the "CEA"), and is a member of the National Futures
Association (the
"NFA").

The list required by this Item 28 of officers and directors of SBMFM and
Strategy Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM on behalf of
Strategy Advisers pursuant to the Advisers Act (SEC File No.
801-8314).

Prior to the close of business on July 30, 1993 (the
"Closing"), Shearson
Lehman Investment Strategy Advisors Inc. ("Shearson Lehman
Strategy
Advisors"), was a wholly owned subsidiary of Shearson Lehman
Brothers Inc.
("Shearson Lehman Brothers"), and served as the Registrant's investment
adviser.  On the Closing, Travelers and Smith Barney Inc.
(formerly known
as Smith Barney Shearson Inc.)("Smith Barney") acquired the
domestic retail
brokerage and asset management business of Shearson Lehman
Brothers which
included the business of the Registrant's prior investment
adviser.
Shearson Lehman Brothers was a wholly owned subsidiary of
Shearson Lehman
Brothers Holdings Inc. ("Shearson Holdings").  All of the
issued and
outstanding common stock of Shearson Holdings (representing
92% of the
voting stock) was held by American Express Company.
Information as to any
past business vocation or employment of a substantial nature engaged in by
officers and directors of Shearson Lehman Investment
Strategy Advisors can
be located in Schedules A and D of FORM ADV filed by
Shearson Lehman
Investment Strategy Advisors prior to July 30, 1993.  (SEC
FILE NO. 801-
28715)




8/30/94


Item 28(b).    Business and Other Connections of Investment
Adviser

Sub-Investment Adviser - - Lehman Brothers Global Asset
                           Management Limited

Lehman Brothers Global Asset Management Inc. ("LBGAM"), is a wholly owned subsidiary of Lehman Brothers Holdings Inc., a publicly-owned corporation.
LBGAM was incorporated in 1993 and is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and serves as investment adviser to investment companies and institutional clients.

On July 30, 1993, Shearson Lehman Brothers Holdings Inc. changed its name to Lehman Brothers Holdings Inc. ("Holdings"). Nippon Life Insurance
Company owns approximately 11.2% of the outstanding voting stock of Lehman
Holdings. The list required by this Item 28 of officers and directors of
LBGAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to
Schedules A and D of FORM ADV filed by LBGAM pursuant to the Advisers Act
(SEC File No. 801-42006).

12/29/94


Item 29.  Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith
Barney Managed Municipals Fund Inc., Smith Barney New York
Municipals Fund
Inc., Smith Barney California Municipals Fund Inc., Smith
Barney
Massachusetts Municipals Fund, Smith Barney Global
Opportunities Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund
Inc., Smith Barney  Principal Return Fund, Smith Barney
Managed Governments
Fund Inc., Smith Barney Income Funds, Smith Barney Equity
Funds, Smith
Barney Investment Funds Inc., Smith Barney Precious Metals and Minerals
Fund Inc., Smith Barney Telecommunications Trust, Smith
Barney Arizona
Municipals Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith
Barney Fundamental Value Fund Inc., Smith Barney Series
Fund, Consulting
Group Capital Markets Funds, Smith Barney Income Trust,
Smith Barney
Adjustable Rate Government Income Fund, Smith Barney Florida
Municipals
Fund, Smith Barney Oregon Municipals Fund, Smith Barney
Funds, Inc., Smith
Barney Muni Funds, Smith Barney World Funds, Inc., Smith
Barney Money
Funds, Inc., Smith Barney Tax Free Money Fund, Inc., Smith
Barney Variable
Account Funds, Smith Barney U.S. Dollar Reserve Fund
(Cayman), Worldwide
Special Fund, N.V., Worldwide Securities Limited, (Bermuda),
Smith Barney
International Fund (Luxembourg), Smith Barney Institutional
Cash Management
Fund, Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Smith Barney
Holdings
Inc. (formerly known as Smith Barney Holdings Inc.), which
in turn is a
wholly owned subsidiary of The Travelers Inc. (formerly
known as Primerica
Corporation) ("Travelers").   On  June 1, 1994, Smith Barney
changed its
name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File
No. 812-8510).


10/4/95




Item 30.  Location of Accounts and Records

          (1)  Smith Barney Precious Metals and Minerals
Fund
               Inc.
               388 Greenwich Street
               New York, New York  10013

          (2)       Smith Barney Mutual Funds Management
Inc.
               388 Greenwich Street
               New York, New York 10013



           (3) Morgan Guaranty Trust Company of New York
               60 Wall Street
               New York, New York 10260

          (4)  First Data Investor Services Group, Inc.
               One Exchange Place
               Boston, Massachusetts  02109


Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings

          None.

                         SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the
Registrant, Smith Barney Precious Metals and Minerals Fund
Inc., has duly caused this Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 4th day of December, 1995.

                                        Smith Barney
Precious Metals
                                        and Minerals Fund
Inc.


                                        /s/ Heath B.
McLendon
                                        Heath B. McLendon
                                        Chief Executive
Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration
Statement has been signed below by the following persons in the capacities and as of the dates indicated.


/s/ Heath B. McLendon         Director and Chairman of the
Board          12/4/95
Heath B. McLendon        (Chief Executive Officer)

/s/ Lewis E. Daidone          Senior Vice President and
Treasurer
Lewis E. Daidone         (Chief Financial and Accounting
Officer)       12/4/95

/s/ Alfred Bianchetti
Alfred Bianchetti             Director
12/4/95

/s/ Martin Brody
Martin Brody             Director
12/4/95

/s/ Dwight B. Crane
Dwight B. Crane               Director
12/4/95

/s/Burt N. Dorsett
Burt N. Dorsett               Director
12/4/95

/s/Elliot S. Jaffe
Elliot S. Jaffe               Director
12/4/95

/s/ Stephen E. Kaufman
Stephen E. Kaufman       Director
12/4/95

/s/ Joseph J. McCann
Joseph J. McCann         Director
12/4/95

/s/Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.        Director
12/4/95